7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
NOTE 7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	June 30	December 31,
	2016	2015
	(unaudited)

Buildings and leasehold improvements	$70,138	$72,134
Furniture and fixtures	5,797	6,970
Equipment	5,735	5,857
Company automobiles	1,235	1,441
Total	82,905	86,402

Less: Accumulated depreciation and amortization	(11,985)	(12,585)
Property, equipment and leasehold improvements, net	$70,920	$73,817

Depreciation and amortization expense for the operations was approximately $1,561 and $1,877 for the six months ended June 30, 2016 and 2015, respectively.

The following schedule provides an analysis of Fincera’s investment in property on operating leases and property held for lease by major classes as of June 30, 2016 and December 31, 2015:

	June 30	December 31,
	2016	2015
	(unaudited)

Buildings and leasehold improvements	$58,524	$57,827
Equipment	4,814	4,838
Total	63,338	62,665

Less: Accumulated depreciation	(5,798)	(4,378)
Total	$57,540	$58,287